NON-CONTROLLING INTEREST (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Noncontrolling Interest [Abstract]
SCHEDULE OF NON CONTROLLING INTEREST

The Company’s non-controlling interest consists of the following:

	As of
	June 30, 2023	December 31, 2022
DSY Wellness:
Paid-in capital	$97	$97
Retained earnings	7,386	20,384
Accumulated other comprehensive (loss) income	(590)	32
	6,893	20,513
ASL	-	-
Total	$6,893	$20,513

The Company’s non-controlling interest consists of the following:

	As of December 31,
	2022	2021
DSY Wellness:
Paid-in capital	$97	$97
Accumulated surplus (deficit)	20,384	(436)
Accumulated other comprehensive income	32	3
	20,513	(336)
ASL	-	-
Total	$20,513	$(336)